CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Comprehensive (Loss) [Member]	Advances for Stock Subscriptions [Member]	Accumulated (Deficit) during Exploration Stage [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	First Equity Issuance [Member]	First Equity Issuance [Member] Common Stock [Member]	First Equity Issuance [Member] Additional Paid-in Capital [Member]	First Equity Issuance [Member] Comprehensive (Loss) [Member]	First Equity Issuance [Member] Advances for Stock Subscriptions [Member]	First Equity Issuance [Member] Accumulated (Deficit) during Exploration Stage [Member]	First Equity Issuance [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Second Equity Issuance [Member]	Second Equity Issuance [Member] Common Stock [Member]	Second Equity Issuance [Member] Additional Paid-in Capital [Member]	Second Equity Issuance [Member] Comprehensive (Loss) [Member]	Second Equity Issuance [Member] Advances for Stock Subscriptions [Member]	Second Equity Issuance [Member] Accumulated (Deficit) during Exploration Stage [Member]	Second Equity Issuance [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Third Equity Issuance [Member]	Third Equity Issuance [Member] Common Stock [Member]	Third Equity Issuance [Member] Additional Paid-in Capital [Member]	Third Equity Issuance [Member] Advances for Stock Subscriptions [Member]	Third Equity Issuance [Member] Accumulated (Deficit) during Exploration Stage [Member]	Third Equity Issuance [Member] Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Oct. 10, 1995
Balance, shares at Oct. 10, 1995
Issuance of common stock for:
- settlement of indebtedness	11,461	11,461
- settlement of indebtedness, shares		11,461,153
Net loss for the period
Comprehensive income (loss)
Balance at Dec. 31, 1995	11,461	11,461
Balance, shares at Dec. 31, 1995		11,461,153
Adjustment for reverse stock split	(7,641)	(7,641)
Adjustment for reverse stock split, shares		(7,640,766)
Issuance of common stock for:
- cash	347,561	5,800	341,761
- cash, shares		5,800,000
- resource property	3,000	300	2,700
- resource property, shares		300,000
Net loss for the period	(361,208)			(361,208)		(361,208)
Comprehensive income (loss)				(361,208)
Balance at Dec. 31, 1996	(6,827)	9,920	344,461			(361,208)
Balance, shares at Dec. 31, 1996		9,920,387
Issuance of common stock for:
- cash	745,158	750	744,408
- cash, shares		750,000
Net loss for the period	(615,880)			(615,880)		(615,880)
Comprehensive income (loss)				(615,880)
Balance at Dec. 31, 1997	122,451	10,670	1,088,869			(977,088)
Balance, shares at Dec. 31, 1997		10,670,387
Issuance of common stock for:
- settlement of indebtedness	68,697	96	68,601
- settlement of indebtedness, shares		96,105
- cash								250,000	200	249,800					53,750	72	53,678					107,500	143	107,357
- cash, shares									200,000							71,667							143,333
Grant of options to consultants	172,100		172,100
Grant of options to employees and directors	518,900		518,900
Net loss for the period	(1,151,604)			(1,151,604)		(1,151,604)
Comprehensive income (loss)				(1,151,604)
Balance at Dec. 31, 1998	141,794	11,181	2,259,304			(2,128,692)
Balance, shares at Dec. 31, 1998		11,181,492
Issuance of common stock for:
- settlement of indebtedness	160,382	231	160,151
- settlement of indebtedness, shares		231,286
- cash	15,000	23	14,977
- cash, shares		22,871
- finder's fees and expenses	20,312	25	20,287
- finder's fees and expenses, shares		25,000
Grant of options to consultants	29,500		29,500
Cash advanced on stock subscriptions	425,000				425,000
Net loss for the period	(855,391)			(855,391)		(855,391)
Comprehensive income (loss)				(855,391)
Balance at Dec. 31, 1999	(63,403)	11,461	2,484,219		425,000	(2,984,083)
Balance, shares at Dec. 31, 1999		11,460,649
Issuance of common stock for:
- settlement of indebtedness	99,500	199	99,301
- settlement of indebtedness, shares		199,000
- cash									350	174,650		(175,000)				550	249,450		(250,000)
- cash, shares									350,000							550,000
Cancellation of shares in April 2000	(56,691)	(91)	(56,600)
Cancellation of shares in April 2000		(90,706)
Exercise of options	4,050	405	3,645
Exercise of options, shares		405,000
Spin-off of Aurora Metals (BVI) Limited	316,498		316,498
Net loss for the period	(677,705)			(677,705)		(677,705)
Comprehensive income (loss)				(677,705)
Balance at Dec. 31, 2000	(377,751)	12,874	3,271,163			(3,661,788)
Balance, shares at Dec. 31, 2000		12,873,943
Issuance of common stock for:
Net loss for the period	128,545			128,545		128,545
- Unrealized holding losses on available-for-sale securities	(141,928)			(141,928)			(141,928)
Comprehensive income (loss)				(13,383)
Balance at Dec. 31, 2001	(391,134)	12,874	3,271,163			(3,533,243)	(141,928)
Balance, shares at Dec. 31, 2001		12,873,943
Issuance of common stock for:
- settlement of indebtedness	355,200	3,708	351,492
- settlement of indebtedness, shares		3,708,038
Net loss for the period	(137,329)			(137,329)		(137,329)
- Unrealized holding losses on available-for-sale securities	141,928			141,928			141,928
Comprehensive income (loss)				4,599
Balance at Dec. 31, 2002	(31,335)	16,582	3,622,655			(3,670,572)
Balance, shares at Dec. 31, 2002		16,581,981
Issuance of common stock for:
- settlement of indebtedness	117,558	2,752	114,806
- settlement of indebtedness, shares		2,752,450
- cash	25,000	100	24,900
- cash, shares		100,000
Net loss for the period	(96,404)			(96,404)		(96,404)
- Unrealized holding losses on available-for-sale securities
Comprehensive income (loss)				(96,404)
Balance at Dec. 31, 2003	14,819	19,434	3,762,361			(3,766,976)
Balance, shares at Dec. 31, 2003		19,434,431
Issuance of common stock for:
- cash	22,500	100	22,400
- cash, shares		100,000
Imputed interest	1,560		1,560
Net loss for the period	(223,763)			(223,763)		(223,763)
- Unrealized holding losses on available-for-sale securities
Comprehensive income (loss)				(223,763)
Balance at Dec. 31, 2004	(184,884)	19,534	3,786,321			(3,990,739)
Balance, shares at Dec. 31, 2004		19,534,431
Issuance of common stock for:
- settlement of indebtedness	162,500	3,684	158,816
- settlement of indebtedness, shares		3,684,091
- cash	650,000	13,000	637,000
- cash, shares		13,000,000
Net loss for the period	(457,271)					(457,271)
- Unrealized holding losses on available-for-sale securities	(4,614)						(4,614)
Balance at Dec. 31, 2005	165,731	36,218	4,582,137			(448,010)	(4,614)
Balance, shares at Dec. 31, 2005		36,218,522
Issuance of common stock for:
- cash								3,890,000	8,000	3,882,000					500,000	1,000	499,000
- cash, shares									8,000,000							1,000,000
- finder's fees and expenses	175,000	250	174,750
- finder's fees and expenses, shares		250,000
Net loss for the period	(5,463,855)			(5,463,855)		(5,463,855)
- Foreign currency translation adjustments	(3,692)			(3,692)			(3,692)
- Reclassification adjustment for losses on available-for-sale securities included in net loss	4,614			4,614			4,614
Comprehensive income (loss)				(5,462,933)
Balance at Dec. 31, 2006	(732,202)	45,468	9,137,887			(9,911,865)	(3,692)
Balance, shares at Dec. 31, 2006		45,468,522
Issuance of common stock for:
- settlement of indebtedness	50,000	250	49,750
- settlement of indebtedness, shares		250,000
- cash								250,000	500	249,500					1,250,000	5,000	1,245,000					800,000	4,000	796,000
- cash, shares									500,000							5,000,000							4,000,000
Stock option compensation expense	454,295		454,295
Net loss for the period	(3,259,732)			(3,259,732)		(3,259,732)
- Foreign currency translation adjustments	(65,255)			(65,255)			(65,255)
Comprehensive income (loss)				(3,324,987)
Balance at Dec. 31, 2007	(1,252,894)	55,218	11,932,432			(13,171,597)	(68,947)
Balance, shares at Dec. 31, 2007		55,218,522
Issuance of common stock for:
- settlement of indebtedness	156,200	2,603	153,597
- settlement of indebtedness, shares		2,603,333
- finder's fees and expenses	25,000	250	24,750
- finder's fees and expenses, shares		250,000
Net loss for the period	(520,105)			(520,105)		(520,105)
- Foreign currency translation adjustments	36,259			36,259			36,259
Comprehensive income (loss)				(483,846)
Balance at Dec. 31, 2008	(1,555,540)	58,071	12,110,779			(13,691,702)	(32,688)
Balance, shares at Dec. 31, 2008		58,071,855
Issuance of common stock for:
- settlement of indebtedness								1,753,616	5,000	1,748,616					17,999	100	17,899					35,761	150	35,611
- settlement of indebtedness, shares									5,000,000							100,000							150,000
- cash								258,000	3,000	255,000					500,000	1,667	498,333
- cash, shares									3,000,000							1,666,667
- finder's fees and expenses	42,000	420	41,580
- finder's fees and expenses, shares		420,000
Net loss for the period	(1,779,477)			(1,779,477)		(1,779,477)
- Foreign currency translation adjustments	(60,171)			(60,171)			(60,171)
Comprehensive income (loss)				(1,839,648)
Balance at Dec. 31, 2009	(787,812)	68,408	14,707,818			(15,471,179)	(92,859)
Balance, shares at Dec. 31, 2009		68,408,522
Issuance of common stock for:
- settlement of indebtedness								48,150	161	47,989					97,620	325	97,295
- settlement of indebtedness, shares									160,500							325,400
- cash	3,895,000	14,110	3,880,890
- cash, shares		14,109,446
- finder's fees and expenses								60,000	200	59,800					150,000	500	149,500
- finder's fees and expenses, shares									200,000							500,000
- non cash property acquisition in June 2010 at $0.40 per share	2,000,000	5,000	1,995,000
- non cash property acquisition in June 2010 at $0.40 per share, shares		5,000,000
Net loss for the period	(2,302,083)			(2,302,083)		(2,302,083)
- Foreign currency translation adjustments	(198)			(198)			(198)
Comprehensive income (loss)				(2,302,281)
Balance at Dec. 31, 2010	3,160,677	88,704	20,938,292			(17,773,262)	(93,057)
Balance, shares at Dec. 31, 2010		88,703,868
Issuance of common stock for:
- settlement of indebtedness								24,500	150	24,350					218,754	10,938	207,816
- settlement of indebtedness, shares									150,000							10,937,721
- cash								167,100	1,671	165,429					320,000	8,000	312,000					20,000			20,000
- cash, shares									1,671,000							8,000,000
- finder's fees and expenses		450	(450)
- finder's fees and expenses, shares		450,000
Stock option compensation expense	393,557		393,557
Net loss for the period	(4,627,338)			(4,627,338)		(4,627,338)
- Foreign currency translation adjustments	22,532			22,532			22,532
Comprehensive income (loss)				(4,604,806)
Balance at Dec. 31, 2011	(300,218)	109,913	22,040,994		20,000	(22,400,600)	(70,525)
Balance, shares at Dec. 31, 2011		109,912,589
Issuance of common stock for:
- settlement of indebtedness								119,454	1,991	117,463					18,000	300	17,700
- settlement of indebtedness, shares									1,990,900							300,000
- cash								17,513				17,513			78,960	1,316	77,644
- cash, shares																1,316,000
Cash advanced on stock subscriptions		625	36,888		(37,513)
Issuance of common stock in April 2012 for Advances for Stock Subscriptions, shares		625,217
Stock option compensation expense	55,660		55,660
Net loss for the period	(566,344)					(566,344)
- Foreign currency translation adjustments	822						822
Comprehensive income (loss)	(565,522)
Balance at Sep. 30, 2012	$ (576,152)	$ 114,145	$ 22,346,349			$ (22,966,944)	$ (69,703)
Balance, shares at Sep. 30, 2012		114,144,706